Liquidity and Capital Resources	12 Months Ended
Sep. 30, 2024
Liquidity and Capital Resources [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

NOTE 2 – Liquidity and capital resources

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. On December 22, 2023, the Company consummated the Business Combination and raised net proceeds of $150,161 net of transaction costs and expenses. As of September 30, 2024, the Company had cash of approximately $3,700, exclusive of customer custodial funds. The Company had a working capital deficit of approximately $6,104,000 at September 30, 2024 and incurred a net loss and generated negative cash flow from operating activities of approximately $8,519,000 and $3,818,000, respectively, for the year ended September 30, 2024. These are indicators of substantial doubt as to the Company’s ability to continue as a going concern for at least one year from issuance of these financial statements. The Company’s ability to continue as a going concern is dependent upon the management of expenses and ability to obtain necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.

If additional equity or debt financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its results of operations and financial condition would be materially and adversely affected. Any such financing likely would be dilutive to existing stockholders and could result in significant financial operating covenants that would negatively impact the Company business. On December 20, 2024, the Company closed a $10.0 million private placement whereby it received $10.0 million in cash from the sale of shares of the Company’s common stock and stock purchase warrants (see Note 20).

Based on the foregoing, management believes that its current financial resources, as of the date of the issuance of these financial statements, are sufficient to fund its current twelve-month operating budget, alleviating any concerns by its historical operating results and satisfying its estimated liquidity needs for the twelve months from the issuance of these financial statements.